Interest and Inflation Indexation Revenue and Expenses - Schedule of Gain Loss from Accounting Hedge (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	321,690	190,038	277,205
Gain from cash flow accounting hedges, Expense	361,804	266,878	338,551
Loss from cash flow accounting hedges, Income	(424,845)	(315,275)	(402,509)
Loss from cash flow accounting hedges, Expense	(310,022)	(215,166)	(297,234)
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(103,155)	(125,237)	(125,304)
Total, Expense	51,782	51,712	41,317
Interest [Member]
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	314,924	186,951	274,897
Gain from cash flow accounting hedges, Expense	361,804	266,878	338,551
Loss from cash flow accounting hedges, Income	(347,413)	(220,997)	(305,530)
Loss from cash flow accounting hedges, Expense	(310,022)	(215,166)	(297,234)
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(32,489)	(34,046)	(30,633)
Total, Expense	51,782	51,712	41,317
Inflation Indexation [Member]
Schedule of Gain Loss from Accounting Hedge [Line Items]
Gain from fair value accounting hedges, Income
Gain from fair value accounting hedges, Expense
Loss from fair value accounting hedges, Income
Loss from fair value accounting hedges, Expense
Gain from cash flow accounting hedges, Income	6,766	3,087	2,308
Gain from cash flow accounting hedges, Expense
Loss from cash flow accounting hedges, Income	(77,432)	(94,278)	(96,979)
Loss from cash flow accounting hedges, Expense
Net gain on hedge items, Income
Net gain on hedge items, Expense
Total, Income	(70,666)	(91,191)	(94,671)
Total, Expense